UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:         ;  Amendment Number: __
                              ---
  This Amendment (Check only one.)      is a restatement.
                                    ---
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Botti Brown Asset Management, LLC
Address:    101 California Street, Suite 4350
            San Francisco, CA 94111

Form 13F File Number:   28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Bridget Castoria
Title:      Chief Financial Officer
Phone:      415-675-3300

Signature, Place and Date of Signing:


Bridget Castoria                 San Francisco, CA    January 29, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:               32

Form 13F Information Table Value Total:               243,675 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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




NAME OF ISSUER              TITLE   CUSIP        VALUE   SHARES        SH/  PUT/  INV.  OTHER  VOTING AUTH
                            OF                   X1000                 PRN  CALL  DISC. MGR
                            CLASS
                                                                                                   SOLE      SHR  NONE

***TYCO ELECTRONICS LTD     COM     G9144P105      10181        628075 SH         SOLE                628075
***TYCO INTERNATIONAL LTD   COM     G9143X208       7227        334575 SH         SOLE                334575
AMERICAN EAGLE OUTFITTERS   COM     02553E106      15579       1664400 SH         SOLE               1664400
INC
BRINKS HOME SECURITY        COM     109699108       1483         67640 SH         SOLE                 67640
HOLDINGS
BROADRIDGE FINANCIAL        COM     11133T103       8457        747800 SH         SOLE                747800
SOLUTIONS
CANDELA LASER CORP          COM     136907102        252        514880 SH         SOLE                514880
CONSOLIDATED GRAPHICS INC   COM     209341106       1150        105799 SH         SOLE                105799
COVENTRY HEALTH CARE INC    COM     222862104       8724        612800 SH         SOLE                612800
EXPEDIA INC DEL             COM     30212P105       8859       1109400 SH         SOLE               1109400
FIDELITY NATIONAL           COM     31620M106       5564        376300 SH         SOLE                376300
INFORMATION
HSN INC                     COM     404303109       8254       1135381 SH         SOLE               1135381
IAC/INTERACTIVE CORP        COM     44919P508      27395       1741585 SH         SOLE               1741585
INTERVAL LEISURE GROUP INC  COM     46113M108      13606       2778278 SH         SOLE               2778278
INTL RECTIFIER CORP         COM     460254105      14933       1106142 SH         SOLE               1106142
ISHARES TR                  COM     464287655       1369         73000 SH         SOLE                 73000
INVENTIV HEALTH INC         COM     46122E105       1807        171250 SH         SOLE                171250
LCA-VISION INC              COM     501803308       2965        721400 SH         SOLE                721400
LENDER PROCESSING SVCS INC  COM     52602E102       7533        255800 SH         SOLE                255800
MEREDITH CORP               COM     589433101       8057        517000 SH         SOLE                517000
MI DEVELOPMENTS INC SUB VTG COM     55304X104        815        109200 SH         SOLE                109200
MICROSOFT CORP              COM     594918104       6534        369200 SH         SOLE                369200
MICROSTRATEGY INC CL A      COM     594972408       9621        259125 SH         SOLE                259125
MIRANT CORP                 COM     60467R100      13456        799125 SH         SOLE                799125
SONICWALL INC               COM     835470105       7230       2027101 SH         SOLE               2027101
S&P DEPOSITARY RECEIPTS     COM     78462F103       3610         40000 SH         SOLE                 40000
(SPDR)
SYNOPSYS INC                COM     871607107      11938        644600 SH         SOLE                644600
Ticketmaster                COM     88633P302       7328       1141458 SH         SOLE               1141458
TREE COM INC                COM     894675107        373        143425 SH         SOLE                143425
UNITEDHEALTH GROUP          COM     91324P102      17859        737500 SH         SOLE                737500
VISHAY INTERTECHNOLOGY INC  COM     928298108       5295       1548295 SH         SOLE               1548295
WELLPOINT INC               COM     94973V107       4617        109600 SH         SOLE                109600
ZIONS BANCORPORATION        COM     989701107       1605         65467 SH         SOLE                 65467


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